Matthews Emerging Markets Equity FundMarch 31, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 89.7%
	Shares	Value
China/Hong Kong: 36.0%
Tencent Holdings, Ltd.	243,000	$15,526,717
Alibaba Group Holding, Ltd.	447,100	7,397,709
JD.com, Inc. Class A	356,652	7,336,881
Meituan Class Bb,c,d	223,100	4,489,323
NetEase, Inc. ADR	42,850	4,410,122
China Construction Bank Corp. H Shares	4,752,000	4,211,054
BYD Co., Ltd. H Shares	80,500	4,076,241
Wuliangye Yibin Co., Ltd. A Shares	208,774	3,777,265
Yum China Holdings, Inc.	70,551	3,672,885
Ping An Insurance Group Co. of China, Ltd. H Shares	549,000	3,276,955
PetroChina Co., Ltd. H Shares	3,702,000	3,001,426
DiDi Global, Inc. ADR[c]	553,125	2,677,125
KE Holdings, Inc. ADR	132,301	2,657,927
China Overseas Property Holdings, Ltd.	3,640,000	2,504,716
China Merchants Bank Co., Ltd. H Shares	411,000	2,436,802
Trip.com Group, Ltd. ADR	38,264	2,432,825
New China Life Insurance Co., Ltd. H Shares	616,500	2,357,134
China Life Insurance Co., Ltd. H Shares	1,193,000	2,306,050
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	68,700	2,212,958
Hong Kong Exchanges & Clearing, Ltd.	49,600	2,206,417
China International Capital Corp., Ltd. H Shares[b,d]	1,023,200	1,923,857
Full Truck Alliance Co., Ltd. ADR	111,405	1,422,642
Midea Group Co., Ltd. A Shares	1,300	14,052
Total China/Hong Kong		86,329,083

India: 16.1%
HDFC Bank, Ltd. ADR	116,400	7,733,616
ICICI Bank, Ltd. ADR	242,069	7,630,015
Mahindra & Mahindra, Ltd.	151,105	4,690,182
Infosys, Ltd. ADR	227,813	4,157,587
Bajaj Finance, Ltd.	25,558	2,662,856
Axis Bank, Ltd.	202,648	2,599,460
TVS Motor Co., Ltd.	91,576	2,581,521
Max Financial Services, Ltd.[c]	185,059	2,475,394
Indian Hotels Co., Ltd.	255,425	2,340,563
Bharti Airtel, Ltd.	66,901	1,352,490
Tata Consultancy Services, Ltd.	6,755	284,160
Lupin, Ltd.	9,450	223,758
Total India		38,731,602

South Korea: 12.2%
Samsung Electronics Co., Ltd.	170,322	6,752,496
SK Telecom Co., Ltd.	104,522	3,937,091
Macquarie Korea Infrastructure Fund	524,286	3,872,704
LEENO Industrial, Inc.	18,629	2,423,996
KB Financial Group, Inc.	44,543	2,414,396
LG Chem, Ltd.	14,124	2,375,154
Hana Financial Group, Inc.	57,840	2,361,628
Coupang, Inc.[c]	106,241	2,329,865
SK Hynix, Inc.	17,094	2,278,733
Samsung Fire & Marine Insurance Co., Ltd.	838	204,513
NAVER Corp.	1,545	201,906
Classys, Inc.	3,568	137,758
Total South Korea		29,290,240

	Shares	Value

Taiwan: 11.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	636,187	$17,916,929
MediaTek, Inc.	56,000	2,413,625
Elite Material Co., Ltd.	128,000	2,143,908
Alchip Technologies, Ltd.	23,000	1,938,843
CTBC Financial Holding Co., Ltd.	1,563,000	1,879,242
Hon Hai Precision Industry Co., Ltd.	214,000	965,309
Delta Electronics, Inc.	22,000	243,326
Cathay Financial Holding Co., Ltd.	109,000	203,398
Realtek Semiconductor Corp.	6,000	95,655
Total Taiwan		27,800,235

Singapore: 3.2%
Sea, Ltd. ADR[c]	20,687	2,699,447
Singapore Telecommunications, Ltd.	1,017,800	2,581,501
Grab Holdings, Ltd. Class Ac	548,310	2,483,844
Total Singapore		7,764,792

Brazil: 2.9%
Itau Unibanco Holding SA ADR	586,514	3,225,827
MercadoLibre, Inc.[c]	1,104	2,153,761
Rumo SA	385,700	1,096,313
WEG SA	33,900	268,992
NU Holdings, Ltd. Class Ac	21,926	224,522
Total Brazil		6,969,415

South Africa: 2.2%
Shoprite Holdings, Ltd.	167,789	2,502,336
Naspers, Ltd. N Shares	9,527	2,362,607
Capitec Bank Holdings, Ltd.	955	162,427
Nedbank Group, Ltd.	10,945	153,564
Total South Africa		5,180,934

Philippines: 1.4%
Bank of the Philippine Islands	1,497,886	3,455,303
Total Philippines		3,455,303

United Arab Emirates: 1.2%
Emaar Properties PJSC	682,234	2,470,730
ADNOC Drilling Co. PJSC	157,480	220,378
Talabat Holding PLC[c]	519,781	200,950
Total United Arab Emirates		2,892,058

Indonesia: 1.2%
PT Bank Rakyat Indonesia Persero Tbk	10,402,972	2,514,731
PT Telekomunikasi Indonesia Persero Tbk	1,098,200	159,491
PT Bank Central Asia Tbk	276,000	141,667
Total Indonesia		2,815,889

Thailand: 0.9%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	3,155,200	2,029,139
CP ALL Public Co., Ltd.	111,600	163,255
Total Thailand		2,192,394
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Matthews Emerging Markets Equity FundMarch 31, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Macau: 0.5%
Galaxy Entertainment Group, Ltd.	336,000	$1,313,084
Total Macau		1,313,084

Turkey: 0.1%
BIM Birlesik Magazalar AS	15,393	185,884
Total Turkey		185,884

Mexico: 0.1%
Grupo Financiero Banorte SAB de CV Class O	17,800	123,450
Total Mexico		123,450

Vietnam: 0.1%
Military Commercial Joint Stock Bank	123,345	116,960
Total Vietnam		116,960

Russia: 0.0%
Sberbank of Russia PJSC[e]	128,308	1,543
Total Russia		1,543

Total Investments: 89.7%		215,162,866
(Cost $208,878,838)
CASH AND OTHER ASSETS, LESS LIABILITIES: 10.3%		24,819,142
Net Assets: 100.0%		$239,982,008

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2025, the aggregate value is $6,413,180, which is 2.67% of net assets.

c	Non-income producing security.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $1,543 and 0.00% of net assets.
ADR	American Depositary Receipt
PJSC	Public Joint Stock Co.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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